16. Critical Accounting Estimates and Judgments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of changes in accounting estimates [abstract]
Impairment of investment in associate
	2019	2018
	$	$
Impairment of investment in associate	-	-
	-	-